Subsequent Event	12 Months Ended
Jun. 28, 2015
Subsequent Events [Abstract]
Subsequent Event

SUBSEQUENT EVENT

In July 2015, we entered into additional agreements with Bank of Montreal that provide for bi-weekly Mexican peso currency forward contracts covering the period October 6, 2015 through June 21, 2016. The contracts provide for the purchase of Mexican pesos at an average U.S. dollar / Mexican peso exchange rate of 16.00. The notional amount over the contract period totals $13.5 million. See further discussion under Organization and Summary of Significant Accounting Policies – Derivative Instruments included in these Notes to Financial Statements.